Subsequent Events	9 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

NOTE 10 – Subsequent Events

Management has reviewed material events subsequent of the period ended May 31, 2024 and through the date of filing of financial statements in accordance with FASB ASC 855 “Subsequent Events”. In managements opinion, no material subsequent events have occurred as of the date of this quarterly report.

NOTE 11 – Subsequent Events

Management has reviewed material events subsequent of the period ended August 31, 2023 and through the date of filing of financial statements in accordance with FASB ASC 855 “Subsequent Events”. In managements opinion, no material subsequent events have occurred as of the date of this annual report.